Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstarct]
Basis of presentation and use of estimates

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) which include the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, impairment of right-of-use (“ROU”) assets, other long-lived assets, and goodwill and long-term investments. Actual results may differ materially from those estimates.

Principles of consolidation

b. Principles of consolidation

The accompanying consolidated financial statements include the financial information of the Company and its subsidiaries, the VIEs and VIEs’ subsidiaries. All intercompany balances and transactions were eliminated upon consolidation.

Discontinued operation

c. Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held-for-sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale.

For any component classified as held for sale or disposed of by sale or other than by sale that qualify for presentation as a discontinued operation in the period, the Company has reclassified certain comparative balances in the consolidated balance sheet as of December 31, 2023 and certain comparative amounts in the consolidated statements of operations for the years ended December 31, 2022 and 2023 to conform to the current year’s presentation. The results of discontinued operations for the years ended December 31, 2022 and 2023 have been reflected separately in the consolidated statement of operations as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operations of the three categories for the years ended December 31, 2022 and 2023 were separately presented in the consolidated statements of cash flows for all periods presented in accordance with U.S. GAAP.

Foreign currency translation and transactions

d. Foreign currency translation and transactions

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the subsidiaries and VIEs’ subsidiaries incorporated outside the mainland China is United States dollar (“USD” or “US$”), Hong Kong dollar (“HK$”) or Singapore dollar (“SGD”). The functional currency of all the other subsidiaries and the VIEs and VIEs’ subsidiaries is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates.

Impairment of ROU assets and other long-lived assets

e. Impairment of ROU assets and other long-lived assets

The Group reviews its ROU assets and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Factors the Group considers to be important which could trigger an impairment review primarily includes (a) Significant underperformance relative to projected operating results; (b) Significant changes in the overall business strategy; (c) Significant adverse changes in legal or business environment and (d) Significant competition, unfavorable industry trend, or economic outlook. When these events occur, the Group measures impairment by comparing the carrying value of the ROU assets and property and equipment to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposal. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on excess of carrying value over the fair value of the assets. The Company measured the fair value of impaired space by using discounted cash flow model. The estimates used in projected future cash flows include rental charges and occupancy rate. The gross yield rate is used as the discount rate.

The Group reviews its other non-current assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Factors the Group considers to be important which could trigger an impairment review primarily includes (a) Significant adverse changes in legal or business environment and (b) significant competition, unfavorable industry trend, or economic outlook. When these events occur, the Group measures impairment by comparing the carrying value of the non-current assets to the estimated collection of receivables.

The Group recorded RMB13,005, RMB2,510 and RMB950 impairment losses on its ROU assets, RMB875, RMB774 and RMB17 impairment losses on its property and equipment, RMB8,808, nil and nil impairment losses on its intangible assets, RMB88,620, RMB25,825 and nil impairment losses on its other non-current assets during the years ended December 31, 2022, 2023 and 2024, respectively.

Fair value

f. Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

g. Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, short-term investments, amounts due from/to related parties, accounts receivable, prepaid expenses and other current assets, accounts payable, warrant liability and other liabilities.

As of December 31, 2023 and 2024, the carrying values of cash and cash equivalents, short-term investments, accounts receivable, prepaid expenses and other current assets, accounts payable, warrant liability and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.

Convenience translation

h. Convenience translation

The Group’s business is primarily conducted in China and substantially all of the revenues are denominated in Renminbi (“RMB”). However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB7.2993 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2024, or at any other rate.

Cash, cash equivalents and restricted cash

i. Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash comprise cash at banks and on hand, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents and restricted cash approximates market value. Restricted cash represent bank deposits which were frozen in relation to a legal case.

Short-term investments

j. Short-term investments

Short-term investments include various financial products with variable interest rates placed with financial institutions. The Group classifies the financial products as trading securities and are carried at fair value. The original maturities of the short-term investments are longer than three months, but shorter than twelve months.

Allowance for credit losses

k. Allowance for credit losses

On January 1, 2023, the Group adopted ASC 326, Credit Losses (“ASC 326”) which replaced previously issued guidance regarding the impairment of financial instruments with an expected loss methodology that will result in more timely recognition of credit losses. The Group used a modified retrospective approach and did not restate the comparable prior periods, which resulted in RMB5,376 credit losses for accounts receivable and RMB85 credit losses for prepayment and other current assets recorded in the opening balance of accumulated deficit, a cumulative effect to increase the opening balance of accumulated deficit on January 1, 2023 by RMB5,461.

Upon adoption of ASC 326, the Group maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to assets such as accounts receivable, prepayments and other current assets and due from related parties which are not under common control, etc., and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of operations. The Group assesses collectability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on size, nature and on an individual basis when we identify specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the receivable balances, credit quality of the Group’s customer or vendor based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Receivables are written off after all collection efforts have ceased. The Group generally does not require collateral from its customers.

Property and equipment, net

l. Property and equipment, net

Property and equipment is stated at cost and is depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years
Vehicles	5 years

Repair and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Goodwill

m. Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Group) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit.

Management has determined that the Group has three reporting units within the entity at which goodwill is monitored for internal management purposes. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using the quantitative impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of one reporting units are less than its carrying amount as of December 31, 2022.

During the year 2022, management performed qualitative assessment for the others reporting unit and considers primary factors such as the impact of COVID-19, overall financial performance of the reporting unit, continuous decrease in the Group’s share price and other specific information related to the operations.

Based on the result of the Group’s goodwill impairment assessment, RMB16,991 impairment loss were recognized for the years ended December 31, 2022. There was no carrying value of goodwill since December 31, 2022.

Intangible assets

n. Intangible assets

Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Brand name	5 – 10 years
Customer relationship	3 – 5 years
Software	5 years
Patent	10 years

Long-term investments

o. Long-term investments

The Group’s long-term investments include equity securities without readily determinable fair values (cost method investments before adoption of Accounting Standard Codification (“ASC”) 321) and equity method investments.

Equity securities without readily determinable fair values

For equity securities without readily determinable fair value, the Group elected to use the measurement alternative to measure those investments at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. The adoption did not have a material impact on the Group’s consolidated financial position or results of operations.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC Topic 820 — Fair Value Measurement (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group would recognize an impairment loss in the consolidated statements of operations.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into accumulated deficit and accordingly adjusts the carrying amount of the investment. The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that any other-than-temporary impairment (“OTTI”) has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investment.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Nonmonetary transactions

The Group engages in nonmonetary exchanges of equity interest of certain long-term investments. The transaction price of the nonmonetary consideration is based on the fair values of the assets involved. The cost of equity interest acquired in exchange is initially measured at the fair value of the assets the Group surrendered to obtain them.

Convertible bond and detachable warrants

p. Convertible bond and detachable warrants

The Group issued convertible bond with detachable warrants in January 2022. The Group has evaluated that the convertible bond with detachable warrants is a bundle of freestanding financial instruments and should be separately accounted. With respect to the convertible bond, the Group has evaluated whether the conversion feature of the bond is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815 —Accounting for Derivative Instruments and Hedging Activities (“ASC 815”). Based on the Group’s evaluation, the conversion feature is not considered to be bifurcated because the conversion feature is either clearly and closely related to the Convertible Bond or meet the scope exception under ASC 815-10-15. The Group has determined that there was no beneficial conversion feature attributable to the convertible bond, as the adoption of ASU 2020-06 since January 1, 2022.

The Group has evaluated the embedded put option in accordance with ASC815 has had determined the put option meet the definition of a derivative and need to be bifurcated and measured under the fair value as the convertible bond was issued at a substantial discount and is contingently exercisable. The Group classifies put option in its consolidated balance sheets as a liability which is revalued at each balance sheet date subsequent to the initial issuance.

The Group has evaluated the detachable warrants in accordance with ASC 815 has had determined the detachable warrants meet the definition of a derivative and need to be measured under the fair value. The Group classifies warrants in its consolidated balance sheets as a liability which is revalued at each balance sheet date subsequent to the initial issuance.

Warrant liability

q. Warrant liability

In connection with the issuances of ordinary shares, the Group may issue options or warrants to purchase ordinary shares. In certain circumstances, these options or warrants may be classified as liabilities, rather than as equity.

Warrants classified as equity are initially recorded at fair value and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity. Warrants classified as liabilities are initially recorded at fair value with gains and losses arising from changes in fair value recognized in the consolidated statements of operations during the period in which such instruments are outstanding.

Lease

r. Lease

The Group made an accounting policy election for all lease related asset classes, to account for the lease and non-lease components as a single lease component. The Group has also made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Short-term leases are not significant in comparison to the Group’s overall lease portfolio. Payments related to those leases continue to be recognized in the consolidated statement of operations on a straight-line basis over the lease term.

From the Perspective of Lessee

The Group leases properties for its co-working space and other locations. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a ROU asset representing the right to use the underlying asset during the lease term.

The future fixed lease payments are discounted using the incremental borrowing rate as the rate implicit in the lease is not readily determinable. The incremental borrowing rate is estimated on a portfolio basis and incorporating lease term, currency risk, credit risk and an adjustment for collateral.

The Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as lease liabilities, current and lease liabilities, non-current, respectively, in the consolidated balance sheets.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. Variable lease expenses include rent contingent payments based on percentages of revenue as defined in the lease. It is not included in lease expenses before it incurs or becomes probable.

Termination of a lease before the expiration of the lease term is accounted by removing the right-of-use asset and the lease liability, with gain or loss recognized for the difference. A termination penalty paid or received upon termination that was not already included in the lease payments is generally included in the gain or loss on termination. The Group recorded gain from termination of leases of RMB27,347, RMB30,427 and RMB953 for the years ended December 31, 2022, 2023 and 2024 in other income, net in the consolidated statement of operations, respectively.

From the Perspective of Lessor

The Group recognizes workspace membership revenue under ASC 842, and all the lease contracts are operating leases. The Group provides various leasing solutions for its members and generates revenues from monthly rent in the form of membership services fees or office desk rental fee. The workspace memberships enable members to access to office space, use of a shared internet connection, access to certain facilities (kitchen, common areas, etc.), as well as fee-based for the use of conference room. The price of each membership varies, based on the basis of the particular characteristics of the office space occupied by the member, the geographic location of the workspace, and the amount of desk space in the contract. The members do not have options to purchase underlying assets at termination. Renewal of memberships are on a negotiation basis before termination. The majority of the Group’s lease contracts are fixed lease payment contracts. The Group’s variable lease payments consist of certain contracts indexed to future sales revenues of the lessees. Variable membership fees are recognized when incurred. Workspace membership revenue consists primarily of fees from members and is recognized ratably, on a monthly basis, over the lease term, as access to office space is provided. The Group applied practical expedients to choose not to separate lease and non-lease components for all lease related asset classes. The consolidated component is accounted for under ASC842. The lease term for most of the membership services is less than one year. The leases do not have renewal options and penalty is imposed if the lessees early terminate the leases. Workspace membership fees are generally collected in advance each quarter. Members are generally required to provide the Group with a deposit which is normally one-month service fee. Pursuant to the term of membership agreement, the amount of deposit may be applied against the member’s unpaid balance.

The residual value of the Group’s lease assets represents the fair value of the leased assets at the end of the lease terms. The Group relies on industry data, historical experience, independent appraisals and the experience of the management team to value lease residuals.

Operating lease income from fixed payments and variable lease income for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease income from fixed payments	258,796	124,140	68,558
Variable operating lease income	—	—	—
Total	258,796	124,140	68,558

Lease payments receivable for the following five years as of December 31, 2024 were as follows:

As of December 31, 2024
RMB
2025	32,611
2026	18,182
2027	8,859
2028	6,814
2029	6,814
Thereafter	54,547
Total	127,827

Revenue recognition

s. Revenue recognition

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

(i) Workspace membership revenue

As set out in Note 2 “Lease, from the perspective of lessor”, workspace membership revenue is recognized under ASC 842.

(ii) Marketing and branding services revenue

The Group provides integrated branding services primarily including the tailor-made digital marketing strategy design and placement on different media platforms based on the customer’s needs in respective industries, including the internet, automobile, finance, electronics and consumer goods as the single performance obligation and revenue is recognized over time during the contract period under input method according to the actual placement. The Group also provides online targeted marketing services to provide marketing strategy design and placement on famous advertising platform for the promotion of the customer as the single performance obligation and recognize revenue over time during the contract period under output method according to the agreed settlement statement. The Group is the primary obligator and bearing the service risk of the marketing and branding services, and the Group has the right and ability to direct which media channel to place the advertisement to the customer on the Group’s behalf and has discretion in establishing the price for the service. So, the Group is identified as a principal.

(iii) Other services revenue

Other services revenue primarily consists of 1) co-working space management fees, 2) SaaS services, IOT solutions and technical support revenue and 3) charges to members for ancillary services including printing and copying, etc. The Group identified the services as one single performance obligation.

1) Co-working space management fees

Co-working space management fees is derived from managing branded co-working space locations for leased property owners as the single performance obligation. The fee generally consists of a monthly base amount plus revenue sharing. The Group primarily charge landlords management fees for branding, consulting and operating services. The Group provide services within the contract term and recognizes revenue over time under output method when service is completed.

2) SaaS services, IOT solutions and technical support revenue

The Group recognizes revenue at a point in time for the SaaS services and IOT solutions revenue as the single performance obligation when service is completed, or devices are delivered to customers. The Group provides technical support services as the single performance obligation and recognizes revenue over time under output method because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed term.

3) Ancillary services revenue

The Group recognizes revenue at a point in time when respective ancillary services including printing and copying services are rendered to members.

Contract liabilities primarily result from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payment. Substantial all marketing and branding revenue, and other services revenue is recognized over time during the years ended December 31, 2023 and 2024. Balance of contract liabilities were RMB5,079 and RMB1,751 as of December 31, 2023 and 2024, respectively. Revenue recognized that was included in deferred revenue balance at the beginning of year were RMB14,736, RMB5,257 and RMB2,729 for the years ended December 31, 2022, 2023 and 2024, respectively.

Cost of revenue (excluding impairment loss)

t. Cost of revenue (excluding impairment loss)

Cost of revenue (excluding impairment loss) primarily consists of lease expenses, employee compensation and benefits, depreciation and amortization and other workspace operational costs such as utilities, maintenance, daily cleaning, insurance costs, office expenses, and consumables.

Government subsidies

u. Government subsidies

The government subsidies provided by the local government mainly included funding to support the development of the Group’s business. The Group reports government subsidies as subsidy income when received from local government authority with no limitation on the use of the subsidies. From time to time, the Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when received and recognizes as income when the performance obligation is met or fulfilled. For the years ended December 31, 2022, 2023 and 2024, RMB6,325, RMB8,464 and RMB804 were received and recognized as other income in the Group’s consolidated statements of operations, respectively.

Value added taxes

v. Value added taxes

Value-added tax (“VAT”) is reported as a deduction to revenue. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expense and other current liabilities on the consolidated balance sheet.

Income taxes

w. Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Share-based compensation

x. Share-based compensation

Share-based compensation expense arises from the Company’s share-based awards granted to its employees and non-employees.

In determining the fair value of share options granted, a binomial option pricing model is applied.

Share-based compensation expense for share options granted is recognized on a tranche-by-tranche method over the requisite service period. The Company elected to not estimate the forfeiture rate, but to account for the forfeiture when forfeitures occur.

A change in any of the terms or conditions of share awards is accounted for as a modification. The Company calculates the incremental compensation cost of modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. The Company recognizes, over the remaining requisite service period of the modified awards, the sum of the incremental compensation cost and the remaining unrecognized compensation cost, if any, for the original award on the modification date.

Comprehensive loss	y. Comprehensive loss Comprehensive loss includes net loss and foreign currency translation adjustments.
Commitments and Contingencies

z. Commitments and Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as business disputes, government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and specific facts and circumstances of each matter.

Net loss per share

aa. Net loss per share

Basic and diluted loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Because the Class A ordinary shares and Class B ordinary shares have the same dividend and other rights, except for voting and conversion rights for Class B ordinary shares to be converted into Class A ordinary shares on one-to-one basis, as such, this two class share structure has no impact to the loss per share calculation. Basic loss per share and diluted loss per share are the same for each Class A ordinary shares and Class B ordinary shares. The two classes of ordinary shares have been presented on a combined basis in the consolidated statements of operations and in the computation of net loss per share.

Diluted loss per share is computed by dividing net loss attributable to holders of ordinary shares, as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents include the ordinary shares issuable upon the exercise of share options, unit purchase options and warrants using the treasury stock method, and conversion of convertible bonds using the if-converted method. Potential dilutive securities are not included in the calculation of diluted loss per share if the impact is anti-dilutive.

During the years ended December 31, 2022, 2023 and 2024, the Group has ordinary shares issuable upon the exercise of share options, unit purchase options, warrants and conversion of convertible bonds as potentially dilutive ordinary shares and are excluded from the calculation for the period, as their effects would be anti-dilutive.

Significant risks and uncertainties

bb. Significant risks and uncertainties

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to RMB51,000 and RMB72,735 as of December 31, 2023 and 2024, respectively.

Interest rate risk

The Group is exposed to the impact of interest rate changes primarily through its variable-rate borrowings. As of December 31, 2023 and 2024, the Group has nil and nil short-term borrowings with variable interest rates.

Concentration risks

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents and short-term investments. As of December 31, 2023 and 2024, substantially all of the Group’s cash and cash equivalents and short-term investments were deposited in financial institutions located in the PRC. There are two customers from marketing and branding service segment individually represent 20.2% and 16.0% of total revenue for the year ended December 31, 2022. There are two customers from marketing and branding service segment individually represent 21.3% and 19.5% of total revenue for the year ended December 31, 2023. There are two customers from marketing and branding service segment individually represent 22.8% and 11.9% of total revenue for the year ended December 31, 2024.

There are two and two customers individually represent greater than 10% of total accounts receivable as of December 31, 2023 and 2024, respectively. Their aggregated percentage to total accounts receivable is 39.9% and 70.8% as of December 31, 2023 and 2024, respectively.

There is one, one and one supplier that individually represent greater than 10% of the total cost of revenue (excluding impairment loss) for the years ended December 31, 2022, 2023 and 2024. No supplier individually represent greater than 10% of total accounts payable as of December 31, 2023. There are two suppliers individually represent greater than 10% of total accounts payable as of December 31, 2024. Their aggregated percentage to total accounts payable is 32.0% as of December 31, 2024.

Segment reporting

cc. Segment reporting

In November 2023, the FASB issued Accounting Standards Update, or ASU 2023-07 – Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 for the year ended December 31, 2024, retrospectively to all periods presented in the consolidated financial statement. The adoption of this ASU did not have a material impact on the Company's consolidated financial statements and related disclosures.

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is the CEO. The Group has three operating segments identified including workspace membership, marketing and branding, and others.

Recent accounting pronouncements not yet adopted

dd. Recent accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for the annual periods beginning the year ending December 31, 2025. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statements.

In November 2024, the FASB issued ASU No.2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027 either prospectively or retrospectively. Early adoption is permitted. The Group does not expect to adopt the update early and is evaluating the impact on its consolidated financial statements.